Shareholders' equity - Dividends - Dividends per share (Details) - € / shares	Jul. 24, 2019	May 21, 2019	Jul. 25, 2018	May 04, 2018	Jul. 26, 2017	Jun. 01, 2017	Jul. 25, 2016	Jun. 07, 2016
Shareholders' equity [abstract]
Interim dividend per share, current year (in euros per share)	€ 0.30		€ 0.30		€ 0.25		€ 0.20
Dividend per share, balance for prior year (in euros per share)		€ 0.40		€ 0.40		€ 0.40		€ 0.40